Annual Total Returns [BarChart] - iShares Core 10+ Year USD Bond ETF - iShares Core 10+ Year USD Bond ETF	Jun. 29, 2021
Bar Chart Table:
Annual Return 2011	21.68%
Annual Return 2012	8.32%
Annual Return 2013	(8.72%)
Annual Return 2014	17.83%
Annual Return 2015	(2.97%)
Annual Return 2016	7.64%
Annual Return 2017	10.97%
Annual Return 2018	(5.00%)
Annual Return 2019	19.91%
Annual Return 2020	15.95%	[1]

[1]	The Fund’s year-to-date return as of March 31, 2021 was -9.88%